Schedule of Investments
(unaudited)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
................. 4,073 $ 2,142,194
Boeing Co. (The)
(a)
.................... 42,145 7,187,830
GE Aerospace ....................... 60,329 12,074,849
General Dynamics Corp. ................ 14,263 3,887,809
Howmet Aerospace, Inc.
(b)
............... 22,647 2,937,995
Huntington Ingalls Industries, Inc. .......... 2,177 444,195
L3Harris Technologies, Inc. .............. 10,569 2,212,198
Lockheed Martin Corp. ................. 11,775 5,260,010
Northrop Grumman Corp. ............... 7,648 3,915,853
RTX Corp. ......................... 75,053 9,941,520
Textron, Inc. ........................ 10,491 757,975
TransDigm Group, Inc. ................. 3,152 4,360,130
55,122,558
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 6,742 690,381
Expeditors International of Washington, Inc. ... 7,826 941,076
FedEx Corp. ........................ 12,455 3,036,280
United Parcel Service, Inc. , Class B ........ 41,326 4,545,447
9,213,184
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 12,897 767,372
Automobiles — 1.7%
Ford Motor Co.
(b)
..................... 218,035 2,186,891
General Motors Co. ................... 55,928 2,630,294
Tesla, Inc.
(a)
......................... 157,294 40,764,313
45,581,498
Banks — 3.5%
Bank of America Corp. ................. 372,187 15,531,363
Citigroup, Inc. ....................... 105,510 7,490,155
Citizens Financial Group, Inc. ............ 24,510 1,004,175
Fifth Third Bancorp ................... 37,903 1,485,798
Huntington Bancshares, Inc. ............. 82,346 1,236,013
JPMorgan Chase & Co. ................ 157,167 38,553,065
KeyCorp ........................... 53,351 853,082
M&T Bank Corp. ..................... 9,279 1,658,621
PNC Financial Services Group, Inc. (The) .... 22,374 3,932,678
Regions Financial Corp. ................ 51,768 1,124,919
Truist Financial Corp. .................. 73,968 3,043,783
US Bancorp ........................ 87,967 3,713,967
Wells Fargo & Co. .................... 184,867 13,271,602
92,899,221
Beverages — 1.3%
Brown-Forman Corp. , Class B
(b)
........... 10,585 359,255
Coca-Cola Co. (The) .................. 217,631 15,586,732
Constellation Brands, Inc. , Class A
(b)
........ 8,825 1,619,564
Keurig Dr Pepper, Inc. ................. 64,209 2,197,232
Molson Coors Beverage Co. , Class B ....... 9,754 593,726
Monster Beverage Corp.
(a)
............... 39,602 2,317,509
PepsiCo, Inc. ....................... 77,091 11,559,025
34,233,043
Biotechnology — 1.9%
AbbVie, Inc. ........................ 99,229 20,790,460
Amgen, Inc. ........................ 30,196 9,407,564
Biogen, Inc.
(a)
....................... 8,257 1,129,888
Gilead Sciences, Inc. .................. 70,274 7,874,202
Incyte Corp.
(a)
....................... 8,943 541,498
Moderna, Inc.
(a)
...................... 18,860 534,681
Regeneron Pharmaceuticals, Inc. .......... 5,914 3,750,836
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 14,434 $ 6,997,892
51,027,021
Broadline Retail — 3.8%
Amazon.com, Inc.
(a)
................... 530,164 100,869,003
eBay, Inc. .......................... 26,956 1,825,730
102,694,733
Building Products — 0.5%
A O Smith Corp. ..................... 6,532 426,931
Allegion plc ......................... 4,909 640,428
Builders FirstSource, Inc.
(a)
.............. 6,589 823,230
Carrier Global Corp. ................... 45,392 2,877,853
Johnson Controls International plc ......... 37,106 2,972,562
Lennox International, Inc.
(b)
.............. 1,830 1,026,319
Masco Corp. ........................ 11,829 822,589
Trane Technologies plc ................. 12,607 4,247,550
13,837,462
Capital Markets — 3.2%
Ameriprise Financial, Inc. ............... 5,407 2,617,583
Bank of New York Mellon Corp. (The) ....... 40,341 3,383,400
BlackRock, Inc.
(c)
..................... 8,182 7,744,099
Blackstone, Inc. , Class A ................ 40,686 5,687,089
CBOE Global Markets, Inc. .............. 5,956 1,347,783
Charles Schwab Corp. (The) ............. 95,762 7,496,249
CME Group, Inc. , Class A ............... 20,320 5,390,693
FactSet Research Systems, Inc. ........... 2,135 970,656
Franklin Resources, Inc. ................ 16,508 317,779
Goldman Sachs Group, Inc. (The) ......... 17,539 9,581,380
Intercontinental Exchange, Inc. ........... 32,296 5,571,060
Invesco Ltd. ........................ 24,499 371,650
KKR & Co., Inc. ...................... 38,159 4,411,562
MarketAxess Holdings, Inc. .............. 2,167 468,830
Moody's Corp. ....................... 8,701 4,051,969
Morgan Stanley ...................... 69,553 8,114,749
MSCI, Inc. ......................... 4,358 2,464,449
Nasdaq, Inc. ........................ 23,340 1,770,572
Northern Trust Corp. ................... 11,015 1,086,630
Raymond James Financial, Inc.
(b)
.......... 10,367 1,440,080
S&P Global, Inc. ..................... 17,706 8,996,419
State Street Corp. .................... 16,390 1,467,397
T. Rowe Price Group, Inc.
(b)
.............. 12,638 1,161,053
85,913,131
Chemicals — 1.3%
Air Products & Chemicals, Inc. ............ 12,519 3,692,104
Albemarle Corp.
(b)
.................... 6,626 477,205
CF Industries Holdings, Inc. .............. 9,936 776,498
Corteva, Inc. ........................ 38,633 2,431,175
Dow, Inc. .......................... 39,239 1,370,226
DuPont de Nemours, Inc. ............... 23,571 1,760,282
Eastman Chemical Co. ................. 6,619 583,200
Ecolab, Inc. ........................ 14,210 3,602,519
International Flavors & Fragrances, Inc. ...... 14,240 1,105,166
Linde plc .......................... 26,764 12,462,389
LyondellBasell Industries NV , Class A
(b)
...... 14,627 1,029,741
Mosaic Co. (The) ..................... 17,496 472,567
PPG Industries, Inc. ................... 13,032 1,425,049
Sherwin-Williams Co. (The) .............. 13,014 4,544,359
35,732,480
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 19,270 3,960,563
Copart, Inc.
(a)
....................... 49,190 2,783,662
Republic Services, Inc. ................. 11,440 2,770,310
Rollins, Inc. ......................... 15,856 856,700

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Veralto Corp. ........................ 14,044 $ 1,368,588
Waste Management, Inc. ................ 20,595 4,767,949
16,507,772
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................. 58,132 4,504,068
Cisco Systems, Inc. ................... 223,868 13,814,894
F5, Inc.
(a)
.......................... 3,230 860,052
Juniper Networks, Inc. ................. 18,828 681,385
Motorola Solutions, Inc. ................ 9,394 4,112,787
23,973,186
Construction & Engineering — 0.1%
Quanta Services, Inc. .................. 8,287 2,106,390
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(b)
........... 3,440 1,644,767
Vulcan Materials Co. .................. 7,396 1,725,487
3,370,254
Consumer Finance — 0.6%
American Express Co. ................. 31,196 8,393,284
Capital One Financial Corp. .............. 21,427 3,841,861
Discover Financial Services .............. 14,041 2,396,799
Synchrony Financial ................... 22,032 1,166,374
15,798,318
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. ................ 24,951 23,598,157
Dollar General Corp. .................. 12,263 1,078,286
Dollar Tree, Inc.
(a)
..................... 11,298 848,141
Kroger Co. (The) ..................... 37,538 2,540,947
Sysco Corp. ........................ 27,714 2,079,659
Target Corp. ........................ 25,665 2,678,399
Walgreens Boots Alliance, Inc. ............ 39,990 446,688
Walmart, Inc. ........................ 243,837 21,406,450
54,676,727
Containers & Packaging — 0.2%
Amcor plc
(b)
......................... 81,308 788,688
Avery Dennison Corp. .................. 4,481 797,483
Ball Corp. .......................... 17,039 887,221
International Paper Co. ................. 29,841 1,592,017
Packaging Corp. of America ............. 5,048 999,605
Smurfit WestRock plc .................. 28,060 1,264,384
6,329,398
Distributors — 0.1%
Genuine Parts Co. .................... 7,910 942,397
LKQ Corp. ......................... 14,952 636,058
Pool Corp. ......................... 2,136 679,996
2,258,451
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 403,480 11,410,414
Verizon Communications, Inc. ............ 236,624 10,733,265
22,143,679
Electric Utilities — 1.6%
Alliant Energy Corp. ................... 14,365 924,388
American Electric Power Co., Inc. .......... 30,079 3,286,732
Constellation Energy Corp. .............. 17,582 3,545,059
Duke Energy Corp. ................... 43,558 5,312,769
Edison International ................... 21,744 1,281,157
Entergy Corp. ....................... 24,025 2,053,897
Evergy, Inc. ......................... 12,975 894,626
Eversource Energy ................... 20,258 1,258,224
Exelon Corp. ........................ 56,893 2,621,629
FirstEnergy Corp. .................... 29,284 1,183,659
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. .................. 115,577 $ 8,193,254
NRG Energy, Inc. ..................... 11,566 1,104,090
PG&E Corp. ........................ 122,439 2,103,502
Pinnacle West Capital Corp. ............. 6,528 621,792
PPL Corp. ......................... 41,250 1,489,538
Southern Co. (The) ................... 61,748 5,677,729
Xcel Energy, Inc. ..................... 31,733 2,246,379
43,798,424
Electrical Equipment — 0.7%
AMETEK, Inc. ....................... 13,053 2,246,943
Eaton Corp. plc ...................... 22,279 6,056,101
Emerson Electric Co. .................. 31,696 3,475,150
GE Vernova, Inc. ..................... 15,507 4,733,977
Generac Holdings, Inc.
(a)
................ 3,417 432,763
Hubbell, Inc. ........................ 3,041 1,006,297
Rockwell Automation, Inc.
(b)
.............. 6,363 1,644,072
19,595,303
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A ............... 67,826 4,448,707
CDW Corp. ......................... 7,517 1,204,674
Corning, Inc. ........................ 43,292 1,981,908
Jabil, Inc. .......................... 6,157 837,783
Keysight Technologies, Inc.
(a)
............. 9,677 1,449,324
TE Connectivity plc ................... 16,699 2,359,903
Teledyne Technologies, Inc.
(a)
............. 2,650 1,318,932
Trimble, Inc.
(a)
....................... 13,747 902,491
Zebra Technologies Corp. , Class A
(a)
........ 2,949 833,269
15,336,991
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A .............. 55,955 2,459,222
Halliburton Co. ...................... 49,352 1,252,060
Schlumberger NV
(b)
................... 78,741 3,291,374
7,002,656
Entertainment — 1.5%
Electronic Arts, Inc. ................... 13,331 1,926,596
Live Nation Entertainment, Inc.
(a)
.......... 8,324 1,086,948
Netflix, Inc.
(a)
........................ 24,044 22,421,751
Take-Two Interactive Software, Inc.
(a)
........ 9,249 1,916,855
TKO Group Holdings, Inc. , Class A ......... 3,743 571,968
Walt Disney Co. (The) ................. 101,614 10,029,302
Warner Bros Discovery, Inc.
(a)
............ 126,187 1,353,987
39,307,407
Financial Services — 5.0%
Apollo Global Management, Inc. ........... 25,114 3,439,111
Berkshire Hathaway, Inc. , Class B
(a)
........ 103,029 54,871,185
Corpay, Inc.
(a)
....................... 3,946 1,376,049
Fidelity National Information Services, Inc. .... 29,774 2,223,522
Fiserv, Inc.
(a)
........................ 32,080 7,084,227
Global Payments, Inc. ................. 13,918 1,362,851
Jack Henry & Associates, Inc. ............ 4,107 749,938
Mastercard, Inc. , Class A ................ 45,777 25,091,289
PayPal Holdings, Inc.
(a)
................. 55,605 3,628,226
Visa, Inc. , Class A .................... 96,869 33,948,710
133,775,108
Food Products — 0.7%
Archer-Daniels-Midland Co. .............. 27,168 1,304,336
Bunge Global SA ..................... 7,503 573,379
Campbell's Co. (The)
(b)
................. 11,356 453,331
Conagra Brands, Inc. .................. 27,097 722,677
General Mills, Inc.
(b)
................... 30,878 1,846,196
Hershey Co. (The)
(b)
................... 8,371 1,431,692

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hormel Foods Corp. ................... 16,687 $ 516,296
J M Smucker Co. (The) ................. 5,919 700,869
Kellanova .......................... 15,175 1,251,786
Kraft Heinz Co. (The) .................. 49,387 1,502,846
Lamb Weston Holdings, Inc. ............. 8,245 439,458
McCormick & Co., Inc. (Non-Voting) ........ 14,158 1,165,345
Mondelez International, Inc. , Class A ........ 72,708 4,933,238
Tyson Foods, Inc. , Class A .............. 15,989 1,020,258
17,861,707
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 8,788 1,358,449
Ground Transportation — 0.9%
CSX Corp. ......................... 108,302 3,187,328
JB Hunt Transport Services, Inc. .......... 4,503 666,219
Norfolk Southern Corp. ................. 12,751 3,020,074
Old Dominion Freight Line, Inc. ........... 10,460 1,730,607
Uber Technologies, Inc.
(a)
............... 117,422 8,555,367
Union Pacific Corp. ................... 33,966 8,024,128
25,183,723
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................... 97,492 12,932,314
Align Technology, Inc.
(a)
................. 3,984 632,898
Baxter International, Inc. ................ 28,650 980,689
Becton Dickinson & Co. ................ 16,140 3,697,028
Boston Scientific Corp.
(a)
................ 82,836 8,356,496
Cooper Cos., Inc. (The)
(a)
............... 11,189 943,792
Dexcom, Inc.
(a)
...................... 21,971 1,500,400
Edwards Lifesciences Corp.
(a)
............ 33,273 2,411,627
GE HealthCare Technologies, Inc. ......... 25,665 2,071,422
Hologic, Inc.
(a)
....................... 12,613 779,105
IDEXX Laboratories, Inc.
(a)
............... 4,634 1,946,048
Insulet Corp.
(a)
....................... 3,973 1,043,350
Intuitive Surgical, Inc.
(a)
................. 20,084 9,947,003
Medtronic plc ....................... 72,024 6,472,077
ResMed, Inc. ....................... 8,276 1,852,583
Solventum Corp.
(a)
.................... 7,857 597,446
STERIS plc ......................... 5,505 1,247,708
Stryker Corp. ....................... 19,346 7,201,549
Zimmer Biomet Holdings, Inc.
(b)
........... 11,124 1,259,014
65,872,549
Health Care Providers & Services — 2.4%
Cardinal Health, Inc. ................... 13,482 1,857,415
Cencora, Inc. ....................... 9,746 2,710,265
Centene Corp.
(a)
..................... 27,875 1,692,291
Cigna Group (The) .................... 15,389 5,062,981
CVS Health Corp. .................... 70,838 4,799,274
DaVita, Inc.
(a)
........................ 2,511 384,108
Elevance Health, Inc. .................. 13,037 5,670,574
HCA Healthcare, Inc. .................. 10,051 3,473,123
Henry Schein, Inc.
(a)
................... 7,120 487,649
Humana, Inc. ....................... 6,807 1,801,132
Labcorp Holdings, Inc. ................. 4,738 1,102,722
McKesson Corp. ..................... 7,044 4,740,542
Molina Healthcare, Inc.
(a)
................ 3,120 1,027,697
Quest Diagnostics, Inc.
(b)
................ 6,271 1,061,053
UnitedHealth Group, Inc. ................ 51,728 27,092,540
Universal Health Services, Inc. , Class B ..... 3,311 622,137
63,585,503
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 8,733 807,890
Healthpeak Properties, Inc. .............. 39,480 798,286
Ventas, Inc. ........................ 23,446 1,612,147
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ....................... 34,245 $ 5,246,676
8,464,999
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.
(b)
............. 40,365 573,587
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a)
.................. 24,279 2,900,369
Booking Holdings, Inc. ................. 1,866 8,596,494
Caesars Entertainment, Inc.
(a)
............ 12,331 308,275
Carnival Corp.
(a)
...................... 57,962 1,131,998
Chipotle Mexican Grill, Inc.
(a)
............. 76,182 3,825,098
Darden Restaurants, Inc. ............... 6,676 1,387,006
Domino's Pizza, Inc. ................... 1,938 890,414
DoorDash, Inc. , Class A
(a)
............... 19,069 3,485,241
Expedia Group, Inc. ................... 6,912 1,161,907
Hilton Worldwide Holdings, Inc. ........... 13,524 3,077,386
Las Vegas Sands Corp.
(b)
............... 19,312 746,023
Marriott International, Inc. , Class A ......... 12,862 3,063,728
McDonald's Corp. .................... 40,281 12,582,576
MGM Resorts International
(a)
............. 12,536 371,567
Norwegian Cruise Line Holdings Ltd.
(a)
....... 24,763 469,507
Royal Caribbean Cruises Ltd. ............ 13,600 2,793,984
Starbucks Corp. ...................... 63,912 6,269,128
Wynn Resorts Ltd. .................... 5,020 419,170
Yum! Brands, Inc. .................... 15,778 2,482,826
55,962,697
Household Durables — 0.3%
DR Horton, Inc. ...................... 15,941 2,026,579
Garmin Ltd. ......................... 8,675 1,883,603
Lennar Corp. , Class A .................. 13,126 1,506,602
Mohawk Industries, Inc.
(a)
............... 2,871 327,811
NVR, Inc.
(a)
......................... 168 1,217,058
PulteGroup, Inc. ..................... 11,515 1,183,742
8,145,395
Household Products — 1.2%
Church & Dwight Co., Inc. ............... 13,884 1,528,490
Clorox Co. (The) ..................... 6,981 1,027,952
Colgate-Palmolive Co. ................. 45,616 4,274,219
Kimberly-Clark Corp. .................. 18,628 2,649,274
Procter & Gamble Co. (The) ............. 131,802 22,461,697
31,941,632
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ..................... 39,344 488,652
Vistra Corp. ........................ 19,252 2,260,955
2,749,607
Industrial Conglomerates — 0.5%
3M Co. ............................ 30,651 4,501,406
Honeywell International, Inc. ............. 36,538 7,736,921
12,238,327
Industrial REITs — 0.2%
Prologis, Inc. ........................ 52,166 5,831,637
Insurance — 2.4%
Aflac, Inc. .......................... 27,822 3,093,528
Allstate Corp. (The) ................... 14,939 3,093,419
American International Group, Inc. ......... 33,351 2,899,536
Aon plc , Class A ..................... 12,177 4,859,719
Arch Capital Group Ltd. ................ 21,112 2,030,552
Arthur J Gallagher & Co. ................ 14,060 4,854,074
Assurant, Inc. ....................... 2,934 615,407
Brown & Brown, Inc. ................... 13,441 1,672,060
Chubb Ltd. ......................... 20,947 6,325,785

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Cincinnati Financial Corp. ............... 8,896 $ 1,314,117
Erie Indemnity Co. , Class A
(b)
............. 1,385 580,384
Everest Group Ltd. .................... 2,418 878,532
Globe Life, Inc. ...................... 4,807 633,178
Hartford Insurance Group, Inc. (The) ........ 16,234 2,008,633
Loews Corp. ........................ 9,857 905,957
Marsh & McLennan Cos., Inc. ............ 27,679 6,754,506
MetLife, Inc. ........................ 32,541 2,612,717
Principal Financial Group, Inc. ............ 11,824 997,591
Progressive Corp. (The) ................ 32,929 9,319,236
Prudential Financial, Inc. ................ 19,961 2,229,244
Travelers Cos., Inc. (The) ............... 12,741 3,369,485
Willis Towers Watson plc ................ 5,603 1,893,534
WR Berkley Corp. .................... 17,072 1,214,844
64,156,038
Interactive Media & Services — 6.1%
Alphabet, Inc. , Class A ................. 327,868 50,701,507
Alphabet, Inc. , Class C ................. 265,725 41,514,217
Match Group, Inc. .................... 14,300 446,160
Meta Platforms, Inc. , Class A ............. 122,925 70,849,053
163,510,937
IT Services — 1.2%
Accenture plc , Class A ................. 35,151 10,968,518
Akamai Technologies, Inc.
(a)
.............. 8,424 678,132
Cognizant Technology Solutions Corp. , Class A . 28,019 2,143,453
EPAM Systems, Inc.
(a)
.................. 3,182 537,249
Gartner, Inc.
(a)
....................... 4,299 1,804,462
GoDaddy, Inc. , Class A
(a)
................ 7,987 1,438,778
International Business Machines Corp. ...... 51,974 12,923,855
VeriSign, Inc.
(a)
...................... 4,573 1,160,948
31,655,395
Leisure Products — 0.0%
Hasbro, Inc. ........................ 7,501 461,236
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 15,994 1,870,978
Bio-Techne Corp. ..................... 8,793 515,534
Charles River Laboratories International, Inc.
(a)
. 2,846 428,380
Danaher Corp. ...................... 35,974 7,374,670
IQVIA Holdings, Inc.
(a)
.................. 9,404 1,657,925
Mettler-Toledo International, Inc.
(a)
......... 1,174 1,386,388
Revvity, Inc.
(b)
....................... 6,837 723,355
Thermo Fisher Scientific, Inc. ............. 21,500 10,698,400
Waters Corp.
(a)
...................... 3,350 1,234,709
West Pharmaceutical Services, Inc.
(b)
....... 4,109 919,923
26,810,262
Machinery — 1.6%
Caterpillar, Inc. ...................... 26,864 8,859,747
Cummins, Inc. ....................... 7,739 2,425,712
Deere & Co. ........................ 14,237 6,682,136
Dover Corp. ........................ 7,663 1,346,236
Fortive Corp. ........................ 19,179 1,403,519
IDEX Corp. ......................... 4,186 757,540
Illinois Tool Works, Inc. ................. 15,013 3,723,374
Ingersoll Rand, Inc. ................... 22,747 1,820,442
Nordson Corp. ....................... 3,074 620,087
Otis Worldwide Corp. .................. 22,288 2,300,122
PACCAR, Inc. ....................... 29,564 2,878,647
Parker-Hannifin Corp. .................. 7,258 4,411,775
Pentair plc ......................... 9,415 823,624
Snap-on, Inc. ....................... 2,944 992,158
Stanley Black & Decker, Inc.
(b)
............ 8,679 667,242
Westinghouse Air Brake Technologies Corp. ... 9,673 1,754,199
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ......................... 13,748 $ 1,642,336
43,108,896
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
..... 5,452 2,009,226
Comcast Corp. , Class A ................ 211,997 7,822,689
Fox Corp. , Class A .................... 12,436 703,878
Fox Corp. , Class B .................... 7,481 394,323
Interpublic Group of Cos., Inc. (The) ........ 20,752 563,624
News Corp. , Class A ................... 21,133 575,240
News Corp. , Class B .................. 6,293 191,119
Omnicom Group, Inc.
(b)
................. 11,123 922,208
Paramount Global , Class B .............. 29,378 351,361
13,533,668
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 81,104 3,070,597
Newmont Corp. ...................... 63,776 3,079,105
Nucor Corp. ........................ 13,318 1,602,688
Steel Dynamics, Inc. ................... 8,069 1,009,271
8,761,661
Multi-Utilities — 0.7%
Ameren Corp. ....................... 14,993 1,505,297
CenterPoint Energy, Inc.
(b)
............... 36,651 1,327,866
CMS Energy Corp. .................... 16,830 1,264,101
Consolidated Edison, Inc. ............... 19,491 2,155,510
Dominion Energy, Inc. .................. 47,561 2,666,745
DTE Energy Co. ..................... 11,612 1,605,591
NiSource, Inc. ....................... 24,119 966,931
Public Service Enterprise Group, Inc. ....... 28,086 2,311,478
Sempra ........................... 35,628 2,542,414
WEC Energy Group, Inc. ................ 17,937 1,954,774
18,300,707
Office REITs — 0.0%
BXP, Inc.
(b)
......................... 8,337 560,163
Oil, Gas & Consumable Fuels — 3.4%
APA Corp. ......................... 18,631 391,624
Chevron Corp. ....................... 93,942 15,715,557
ConocoPhillips ...................... 71,715 7,531,509
Coterra Energy, Inc. ................... 41,619 1,202,789
Devon Energy Corp. ................... 36,287 1,357,134
Diamondback Energy, Inc. ............... 10,419 1,665,790
EOG Resources, Inc. .................. 31,615 4,054,308
EQT Corp. ......................... 33,616 1,796,103
Expand Energy Corp. .................. 11,821 1,315,914
Exxon Mobil Corp. .................... 244,679 29,099,673
Hess Corp. ......................... 15,585 2,489,392
Kinder Morgan, Inc. ................... 108,787 3,103,693
Marathon Petroleum Corp. .............. 17,762 2,587,746
Occidental Petroleum Corp.
(b)
............. 37,844 1,867,980
ONEOK, Inc.
(b)
....................... 34,983 3,471,013
Phillips 66 .......................... 23,337 2,881,653
Targa Resources Corp. ................. 12,239 2,453,552
Texas Pacific Land Corp. ................ 1,060 1,404,489
Valero Energy Corp. ................... 17,795 2,350,186
Williams Cos., Inc. (The) ................ 68,519 4,094,695
90,834,800
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 36,231 1,579,672
Southwest Airlines Co.
(b)
................ 33,430 1,122,579
United Airlines Holdings, Inc.
(a)
............ 18,699 1,291,166
3,993,417

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 13,363 $ 881,958
Kenvue, Inc. ........................ 108,110 2,592,478
3,474,436
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 114,364 6,975,060
Eli Lilly & Co. ....................... 44,289 36,578,728
Johnson & Johnson ................... 135,330 22,443,127
Merck & Co., Inc. ..................... 142,189 12,762,885
Pfizer, Inc. ......................... 318,531 8,071,576
Viatris, Inc. ......................... 68,232 594,301
Zoetis, Inc. , Class A ................... 25,170 4,144,240
91,569,917
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 22,870 6,987,471
Broadridge Financial Solutions, Inc. ........ 6,638 1,609,449
Dayforce, Inc.
(a)
...................... 9,000 524,970
Equifax, Inc. ........................ 7,011 1,707,599
Jacobs Solutions, Inc. .................. 6,831 825,800
Leidos Holdings, Inc. .................. 7,370 994,508
Paychex, Inc. ....................... 17,998 2,776,731
Paycom Software, Inc.
(b)
................ 2,707 591,425
Verisk Analytics, Inc. ................... 7,904 2,352,389
18,370,342
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 16,614 2,172,779
CoStar Group, Inc. .................... 23,426 1,856,042
4,028,821
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 7,974 1,711,380
Camden Property Trust
(b)
................ 5,962 729,153
Equity Residential .................... 19,359 1,385,717
Essex Property Trust, Inc. ............... 3,596 1,102,426
Invitation Homes, Inc. .................. 31,807 1,108,474
Mid-America Apartment Communities, Inc.
(b)
... 6,532 1,094,632
UDR, Inc. .......................... 17,047 770,013
7,901,795
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 4,305 421,115
Kimco Realty Corp. ................... 37,586 798,327
Realty Income Corp. ................... 49,397 2,865,520
Regency Centers Corp. ................ 9,117 672,470
Simon Property Group, Inc. .............. 17,268 2,867,869
7,625,301
Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc.
(a)
........... 91,086 9,358,176
Analog Devices, Inc. ................... 27,964 5,639,500
Applied Materials, Inc. ................. 45,681 6,629,227
Broadcom, Inc. ...................... 263,363 44,094,867
Enphase Energy, Inc.
(a)
................. 7,420 460,411
First Solar, Inc.
(a)
..................... 6,046 764,396
Intel Corp. ......................... 243,547 5,530,952
KLA Corp. .......................... 7,469 5,077,426
Lam Research Corp. .................. 72,154 5,245,596
Microchip Technology, Inc. ............... 30,155 1,459,804
Micron Technology, Inc. ................. 62,413 5,423,066
Monolithic Power Systems, Inc.
(b)
.......... 2,688 1,558,986
NVIDIA Corp. ....................... 1,376,564 149,192,006
NXP Semiconductors NV ............... 14,390 2,734,963
ON Semiconductor Corp.
(a)
.............. 23,581 959,511
QUALCOMM, Inc. .................... 62,167 9,549,473
Skyworks Solutions, Inc.
(b)
............... 9,134 590,330
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ....................... 9,097 $ 751,412
Texas Instruments, Inc. ................. 51,169 9,195,069
264,215,171
Software — 9.7%
Adobe, Inc.
(a)
........................ 24,468 9,384,212
ANSYS, Inc.
(a)
....................... 4,945 1,565,389
Autodesk, Inc.
(a)
...................... 12,113 3,171,183
Cadence Design Systems, Inc.
(a)
.......... 15,416 3,920,751
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,845 4,881,470
Fair Isaac Corp.
(a)
..................... 1,368 2,522,811
Fortinet, Inc.
(a)
....................... 35,871 3,452,942
Gen Digital, Inc. ...................... 30,862 819,078
Intuit, Inc. .......................... 15,734 9,660,519
Microsoft Corp. ...................... 417,858 156,859,715
Oracle Corp. ........................ 90,627 12,670,561
Palantir Technologies, Inc. , Class A
(a)
....... 115,140 9,717,816
Palo Alto Networks, Inc.
(a)
............... 36,873 6,292,009
PTC, Inc.
(a)
......................... 6,757 1,046,997
Roper Technologies, Inc. ................ 6,024 3,551,630
Salesforce, Inc. ...................... 53,792 14,435,621
ServiceNow, Inc.
(a)
.................... 11,579 9,218,505
Synopsys, Inc.
(a)
..................... 8,662 3,714,699
Tyler Technologies, Inc.
(a)
............... 2,397 1,393,592
Workday, Inc. , Class A
(a)
................ 12,051 2,814,270
261,093,770
Specialized REITs — 1.0%
American Tower Corp. ................. 26,332 5,729,843
Crown Castle, Inc. .................... 24,506 2,554,261
Digital Realty Trust, Inc. ................ 17,673 2,532,364
Equinix, Inc. ........................ 5,429 4,426,535
Extra Space Storage, Inc. ............... 11,964 1,776,534
Iron Mountain, Inc. .................... 16,603 1,428,522
Public Storage ....................... 8,856 2,650,512
SBA Communications Corp. ............. 6,097 1,341,401
VICI Properties, Inc. ................... 59,711 1,947,773
Weyerhaeuser Co. .................... 40,799 1,194,595
25,582,340
Specialty Retail — 1.9%
AutoZone, Inc.
(a)
..................... 943 3,595,451
Best Buy Co., Inc. .................... 11,147 820,531
CarMax, Inc.
(a)
....................... 8,503 662,554
Home Depot, Inc. (The) ................ 55,836 20,463,336
Lowe's Cos., Inc. ..................... 31,739 7,402,487
O'Reilly Automotive, Inc.
(a)
............... 3,231 4,628,666
Ross Stores, Inc. ..................... 18,660 2,384,561
TJX Cos., Inc. (The) ................... 63,188 7,696,298
Tractor Supply Co.
(b)
................... 29,887 1,646,774
Ulta Beauty, Inc.
(a)
.................... 2,606 955,203
Williams-Sonoma, Inc. ................. 6,919 1,093,894
51,349,755
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. ......................... 844,379 187,561,907
Dell Technologies, Inc. , Class C ........... 16,437 1,498,232
Hewlett Packard Enterprise Co. ........... 74,079 1,143,039
HP, Inc. ........................... 52,713 1,459,623
NetApp, Inc. ........................ 11,582 1,017,363
Seagate Technology Holdings plc
(b)
......... 11,429 970,894
Super Micro Computer, Inc.
(a)
............. 28,273 968,067
Western Digital Corp.
(a)
................. 18,592 751,675
195,370,800

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 8,451 $ 944,906
Lululemon Athletica, Inc.
(a)
............... 6,295 1,781,863
NIKE, Inc. , Class B ................... 66,397 4,214,881
Ralph Lauren Corp. , Class A ............. 2,251 496,886
Tapestry, Inc. ........................ 11,636 819,291
8,257,827
Tobacco — 0.7%
Altria Group, Inc. ..................... 95,504 5,732,150
Philip Morris International, Inc. ............ 87,397 13,872,526
19,604,676
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 32,304 2,505,175
United Rentals, Inc. ................... 3,664 2,296,229
WW Grainger, Inc. .................... 2,493 2,462,660
7,264,064
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 10,991 1,621,392
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. ..................... 26,954 $ 7,188,901
Total Long-Term Investments — 99 .7%
(Cost: $ 931,642,701 ) .............................. 2,672,978,067
Short-Term Securities
Money Market Funds — 1.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(e)
................... 37,983,292 38,002,283
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 8,937,910 8,937,910
Total Short-Term Securities — 1 .7%
(Cost: $ 46,940,193 ) ............................... 46,940,193
Total Investments — 101 .4%
(Cost: $ 978,582,894 ) .............................. 2,719,918,260
Liabilities in Excess of Other Assets — (1.4) % ............. (36,998,981)
Net Assets — 100.0% ...............................
$ 2,682,919,279
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 210,907,500 $ — $ (172,928,686)
(a)
$ 23,469 $ — $ 38,002,283 37,983,292 $ 37,484
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 8,117,033 820,877
(a)
— — — 8,937,910 8,937,910 74,945 —
BlackRock, Inc. .......... 8,520,715 — (121,041) 99,279 (754,854) 7,744,099 8,182 43,128 —
$ 122,748 $ (754,854) $ 54,684,292 $ 155,557 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 36 06/20/25 $ 10,176 $ (117,160)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,672,978,067 $ — $ — $ 2,672,978,067
Short-Term Securities
Money Market Funds ...................................... 46,940,193 — — 46,940,193
$ 2,719,918,260 $ — $ — $ 2,719,918,260
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (117,160) $ — $ — $ (117,160)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust